Note 16 - Stock-based Compensation (Details) - Fair Value Assumptions	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value Assumptions [Abstract]
Weighted average expected life in years	4 years 109 days	5 years 73 days
Weighted average risk free interest rate	0.73%	0.81%
Weighted average volatility	149.85%	97.83%
Forfeiture rate	0.00%	0.00%
Expected dividend yield	0.00%	0.00%